Provisions (Tables)	12 Months Ended
Mar. 31, 2019
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Movements by Class of Provisions

The following table presents movements by class of provisions for the fiscal years ended March 31, 2019 and 2018.

	Provision for interest repayment	Other provisions	Total
	(In millions)
Balance at April 1, 2017	¥157,333	¥37,367	¥194,700
Additional provisions	50,500	28,537	79,037
Amounts used	(61,961)	(14,902)	(76,863)
Unused amounts reversed	(479)	(3,247)	(3,726)
Amortization of discount and effect of change in discount rate	(142)	209	67
Others	(72)	(4,876)	(4,948)

Balance at March 31, 2018	145,179	43,088	188,267

Balance at April 1, 2018(1)	¥145,179	¥68,071	¥213,250
Additional provisions	47,000	7,040	54,040
Amounts used	(44,063)	(18,576)	(62,639)
Unused amounts reversed	(106)	(10,277)	(10,383)
Amortization of discount and effect of change in discount rate	399	158	557
Others	—	(7)	(7)

Balance at March 31, 2019	¥148,409	¥46,409	¥194,818

(1)

The balance of “Other provisions” at April 1, 2018 increased from that at March 31, 2018, primarily due to the increase of the balance of provision for loan commitments as a result of the IFRS 9 adoption. For additional information, refer to Note 2 “Summary of Significant Accounting Policies.”